7. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of options (Details) - Options	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Risk-free interest rate	1.33%	1.25%
Expected life	5 years	5 years
Expected volatility	123.92%	130.43%
Expected dividend yield	0.00%	0.00%